Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
We do not have a policy or practice regarding the timing of granting stock options, stock appreciation rights or similar instruments with option-like features, and, therefore, we have no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K. Although we have granted stock options in the past, including one grant to a former NEO in the prior three fiscal years, the timing of the award to the former NEO was not coordinated with the release of material nonpublic information, and we do not anticipate making regular stock option grants to our NEOs.

Award Timing Method	We do not have a policy or practice regarding the timing of granting stock options, stock appreciation rights or similar instruments with option-like features, and, therefore, we have no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K.
Award Timing, How MNPI Considered	Although we have granted stock options in the past, including one grant to a former NEO in the prior three fiscal years, the timing of the award to the former NEO was not coordinated with the release of material nonpublic information